FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INSURANCE SERIES (the “Trust”)

Federated Managed Tail Risk Fund II

Primary Shares

Service Shares

Federated Managed Volatility Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Primary Shares

Service Shares

Federated Kaufmann Fund II

Primary Shares

Service Shares

Federated Prime Money Fund II

Federated Quality Bond Fund II

Primary Shares

Service Shares

1933 Act File No. 33-69268

1940 Act File No. 811-8042

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2015, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 72 on April 24, 2015.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary